Summary of Significant Accounting Policies (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized other revenue	$ 60,000	$ 100,000	$ 631,729	$ 1,319,531
Accounts receivable	107,400	$ (89,281)	(89,281)	89,281
Research under the grants				$ 89,281
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
FDIC insured limits	$ 250,000		250,000
Research under the grants			$ 0